Condensed Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 20,449,000	$ 25,128,000	$ 19,939,000	$ 10,582,000	$ 7,896,000	$ 8,574,000
Marketable securities	14,755,000	31,580,000		7,969,000
Prepaid expenses and other current assets	4,231,000	6,682,000		282,000
Total current assets	39,435,000	63,390,000		18,833,000
Property and equipment, net	89,000	167,000		31,000
Other assets	45,000	80,000		105,000
Total assets	39,569,000	63,637,000		18,969,000
Current liabilities :
Accounts payable	862,000	313,000		614,000
Accrued expenses	4,481,000	3,590,000		2,771,000
Current portion of note payable	6,816,000	2,880,000
Total current liabilities	12,159,000	6,783,000		3,385,000
Note payable, net of current portion and discount	15,206,000	8,886,000
Warrant liability	849,000	450,000
Other liabilities	21,092,000	10,470,000
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized, 863,551 and 645,399 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively
Additional paid-in-capital		2,744,000		3,000
Accumulated other comprehensive income	3,000	5,000		(3,000)	15,000
Accumulated deficit	(176,768,000)	(122,359,000)		(128,252,000)
Total stockholders' deficit	(176,765,000)	(119,610,000)		(128,252,000)	(101,598,000)	(74,996,000)
Total liabilities, convertible preferred stock, redeemable convertible preferred stock and stockholders' deficit	39,569,000	63,637,000		18,969,000
Series A-1 Convertible Preferred Stock
Current liabilities :
Preferred Stock	70,337,000	65,675,000
Stockholders' deficit:
Total stockholders' deficit	70,337,000	65,675,000
Series A-2 Convertible Preferred Stock
Current liabilities :
Preferred Stock	84,966,000	79,979,000
Stockholders' deficit:
Total stockholders' deficit	84,966,000	79,979,000
Series A-3 Convertible Preferred Stock
Current liabilities :
Preferred Stock	10,929,000	10,208,000
Stockholders' deficit:
Total stockholders' deficit	10,929,000	10,208,000
Series A-4 Convertible Preferred Stock
Current liabilities :
Preferred Stock	271,000	271,000
Stockholders' deficit:
Total stockholders' deficit	271,000	271,000
Series A-5 Convertible Preferred Stock
Current liabilities :
Preferred Stock	525,000	525,000
Stockholders' deficit:
Total stockholders' deficit	525,000	525,000
Series A-6 Convertible Preferred Stock
Current liabilities :
Preferred Stock
Stockholders' deficit:
Total stockholders' deficit